Related party transactions	3 Months Ended
Nov. 30, 2024
Related Party Transactions
Related party transactions

16.	Related party transactions

Related parties include the Board of Directors and officers, extended relatives and enterprises that are controlled by these individuals as well as certain consultants performing similar functions.

Remuneration of Directors and key management personnel of the Company was as follows:

	Three months ended November 30,
Directors and key management personnel	2024	2023
Remuneration	$366	$436
Share-based compensation expense	93	693
Total directors and key management personnel	$459	$1,129

During the three months ended November 30, 2024, $0.1 million for stock options granted to key management personnel was expensed (2023 - $0.2 million) and $nil for RSUs granted to directors and key management personnel was expensed (2023 - $0.3 million).

During the three months ended November 30, 2024, $nil related to common share awards granted to key management personnel was expensed (2023 - $0.2 million). As of November 30, 2024, 11.0 million of vested common share awards have yet to be issued.